Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 3,592,789	$ 2,916,609	$ 1,003,303
Accounts receivable – related parties		272,546	238,892
Less: allowance for doubtful accounts	(162,009)	(94,447)	(94,576)
Accounts receivable, net	$ 4,032,356	$ 3,094,708	$ 1,147,619